Related Parties	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related Parties
NOTE 25.	RELATED PARTIES
The balances and transactions with related parties are mainly due to: (i) the sale and purchase of products, (ii) the billing of administrative services, and (iii) financial loans between related parties.
Directors and employees of Petróleos Mexicanos and the Subsidiary Entities are subject to regulations related conflict of interest such as the Petróleos Mexicanos Law,
Ley Federal de Responsabilidades Administrativas de los Servidores Públicos
(Federal Law of Administrative Responsibilities of Public Officials) and the
Políticas y Lineamientos Anticorrupción para Petróleos Mexicanos, sus Empresas Productivas Subsidiarias y, en su caso, Empresas Filiales
(Anticorruption Policies and Guidelines for Petróleos Mexicanos, its Subsidiary Productive Companies and, where applicable, Subsidiary Companies). Under these provisions, PEMEX’s directors and employees are obligated to “recuse themselves from intervening in any way in the attention to, processing or resolution of matters in which they might have personal, family or business interest, including those where some benefit can result for themselves, their spouse, blood or affinity relatives up to the fourth degree, or civil relatives, or for third parties with which they have professional, labor or business relations, or for partners or partnerships where the public officials or the persons referred above are or have been members thereof.”
Related parties include individuals and companies that do not form part of PEMEX, but that could take advantage of being in a privileged position as a result of their relation with PEMEX. Also included are situations in which PEMEX could take advantage of a special relationship in order to benefit its financial position or results of operations.
Main operations identified by PEMEX with this kind of directors and officers are as follows:
Mr. Manuel Bartlett Díaz, Chief Executive Officer of CFE, was appointed member of the Board of Directors of Petróleos Mexicanos in December 2018. CFE has executed several purchase agreements with Pemex Industrial Transformation. During 2019, CFE acquired the following products from Pemex Industrial Transformation:

Product	2019
Heavy fuel oil	Ps.	(23,028,554)
Industrial diesel		(7,248,091)
Freights		(11,772)
Natural Gas		(1,135,644)
Fuel oil		(562,289)
Transport of natural gas		(483,579)

Total	Ps.	(32,469,929)

As of December 31, 2019, CFE owed Pemex Industrial Transformation a total amount of Ps. 870,147.

A.	Compensation of Directors and Officers
For the years ended December 31, 2019, 2018 and 2017, the aggregate compensation of executive officers of Petróleos Mexicanos and the Subsidiary Entities paid or accrued in that year for services in all capacities was approximately Ps. 30,988, Ps. 51,188 and Ps. 50,749, respectively. Retirement and former employee benefits are granted as described in Note 19. Except in the case of the professional members, with respect to the previous Board of Directors of Petróleos Mexicanos and the boards of directors of the existing Subsidiary Entities, and the independent members, with respect to the new Board of Directors of Petróleos Mexicanos, members of the Boards of Directors of Petróleos Mexicanos and the Subsidiary Entities do not receive compensation for their services.
The compensation paid or accrued during 2019, 2018 and 2017 to the professional members of the previous Board of Directors of Petróleos Mexicanos and boards of directors of the existing Subsidiary Entities was approximately Ps. 5,985, Ps. 8,878, and Ps. 7,525, respectively.

B.	Salary Advances
As an employee benefit, PEMEX offers salary advances to all of its eligible Petroleum Workers’ Union and non-union
workers, including executive officers, pursuant to the programs set forth in the collective bargaining agreement and in the
Reglamento de Trabajo del Personal de Confianza de Petróleos Mexicanos y Empresas Productivas Subsidiarias
(Employment Regulation of White Collar Employees of Petróleos Mexicanos and Subsidiary Entities), respectively. The salary advances, which are non-interest
bearing, are offered to each eligible employee in an amount up to a maximum of four months’ salary and are repaid through salary deductions in equal installments over a period of either one or two years, as elected by the employee. Most employees take advantage of this benefit. As of December 31, 2019, there was no outstanding amount of salary advances to executive officers. The amount of salary advances outstanding to executive officers at December 31, 2018 was Ps. 2,069. The amount of salary advances outstanding to executive officers at March 31, 2020 was Ps. 453.